BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Income (loss) from continuing operations attributable to Senstar shareholders	$ 2,637	$ (1,289)	$ 4,029
Net income (loss) from discontinued operations	$ 0	$ 0	$ (198)
Denominator:
Denominator for basic net earnings per share weighted-average number of shares outstanding	23,311,721	23,309,987	23,308,001
Effect of diluting securities - Employee stock options	0	0	1,975
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,311,721	23,309,987	23,309,976